Personnel Costs - Summary of Personal Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries	€ 6,547	€ 6,592	€ 6,424
Social security charges (including defined-contribution pension plans)	1,954	1,977	1,948
Stock options and other share-based payment expense	282	258	250
Defined-benefit pension plans	261	275	273
Other employee benefits	225	219	224
Total	€ 9,269	€ 9,321	€ 9,119